DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
NOTE 18:-	DISCONTINUED OPERATION

a.	Below are the main groups of assets and liabilities classified as discontinued operation:

December 31,
2015

Assets:
Cash and cash equivalents	2,095
Accounts receivable	8,909
Other accounts receivable and prepaid expenses	444
Inventories	168
Severance pay fund	5,446
Property and equipment	6,117
Goodwill	15,365
Intangible assets	373
Deferred tax asset	57

Assets of discontinued operation	$38,974

Liabilities:
Short-term bank credit and current maturities of long-term bank loans	84
Trade Payables	7,127
Other accounts payable and accrued expenses	7,931
Long term loans from banks	180
Accrued severance pay	5,783

Liabilities of discontinued operation	$21,105

Net assets of discontinued operation	$17,869

a.	Below is data of the operating results attributed to the discontinued operation:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014

Revenue from sales	18,248	40,498	39,085
Cost of sales	15,260	35,427	34,622
Gross profit	2,988	5,071	4,463

Selling, general and administrative expenses	2,531	4,345	5,492
Operating income (loss)	457	726	(1,029)

Financial expenses, net	54	139	262
Other expenses (income), net	-	(13)	29
Taxes on income	249	273	-
Income (loss) from discontinued operation	154	327	(1,320)

b.	Below is data of the net cash flows provided by (used in) the discontinued operation:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2016	2015	2014

Operating activities	116	(2,111)	(1,392)

Investing activities	(1,187)	746	385

Financing activities	251	(41)	139